Derivatives	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives [Text Block]
Note 18 – Derivatives
Commodity-Related Derivatives
We are exposed to commodity price risk. To manage this volatility we use various contracts in our marketing and trading activities that generally meet the definition of derivatives. Derivative positions are monitored using techniques including, but not limited to value at risk. Derivative instruments are recognized at fair value in our Consolidated Balance Sheet as either assets or liabilities and are presented on a net basis by counterparty, net of margin deposits. See Note 17 – Fair Value Measurements, Guarantees, and Concentration of Credit Risk for additional fair value information. In our Consolidated Statement of Cash Flows, any cash impacts of settled commodity-related derivatives are recorded as operating activities.
We enter into commodity-related derivatives to economically hedge exposures to natural gas, NGLs, and crude oil and retain exposure to price changes that can, in a volatile energy market, be material and can adversely affect our results of operations.
At December 31, 2021, the notional volume of the net long (short) positions for our commodity derivative contracts were as follows:

	Commodity	Unit of Measure	Net Long (Short) Position

Sequent Acquisition (1)	Natural Gas	MMBtu	623,763,087
Central Hub Risk	Natural Gas Liquids	Barrels	302,000
Basis Risk	Natural Gas Liquids	Barrels	(19,649,000)
Central Hub Risk	Natural Gas	MMBtu	(22,375,500)
Basis Risk	Natural Gas	MMBtu	(33,050,500)
_______________
(1)Derivative instruments include both long and short natural gas positions. The volume represents the net of long natural gas positions of 4.0 billion MMBtu (million British thermal units) and short natural gas positions of 3.4 billion MMBtu.
Derivative Financial Statement Presentation
The fair value of commodity-related derivatives was reflected in our Consolidated Balance Sheet as follows:

	December 31, 2021		December 31, 2020
Derivative Category	Assets	(Liabilities)	Assets	(Liabilities)
	(Millions)
Derivatives designated as hedging instruments
Current	$—	$—	$1	$(2)
Noncurrent	—	—	—	—
Total derivatives designated as hedging instruments	$—	$—	$1	$(2)

Derivatives not designated as hedging instruments
Current	$619	$(760)	$2	$(3)
Noncurrent	166	(429)	—	(1)
Total derivatives not designated as hedging instruments	$785	$(1,189)	$2	$(4)

Gross amounts recognized	$785	$(1,189)	$3	$(6)
Counterparty and collateral netting offset	(476)	772	—	—
Amounts recognized in our Consolidated Balance Sheet	$309	$(417)	$3	$(6)
For the years ended December 31, 2021, 2020, and 2019 the pre-tax effects of commodity-related derivatives instruments in Net gain (loss) on commodity derivatives in our Consolidated Statement of Income were as follows:

	Gain (Loss)
	Year Ended December 31,
	2021	2020	2019
	(Millions)
Realized commodity-related derivatives designated as hedging instruments	$(55)	$(2)	$—
Realized commodity-related derivatives not designated as hedging instruments	16	(3)	(1)
Net unrealized gain (loss) from derivative instruments not designated as hedging instruments (1)	(109)	—	3
Net gain (loss) on commodity derivatives	$(148)	$(5)	$2
_______________
(1)Included in our Gas & NGL Marketing Services segment.
Contingent Features
Generally, collateral may be provided by a parent guaranty, letter of credit, or cash. If collateral is required, fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral are offset against fair value amounts recognized for derivatives executed with the same counterparty.
We have trade and credit contracts that contain minimum credit rating requirements. These credit rating requirements typically give counterparties the right to suspend or terminate credit if our credit ratings are downgraded to non-investment grade status. Under such circumstances, we would need to post collateral to continue transacting business with some of our counterparties. As of December 31, 2021 the required collateral in the event of a credit rating downgrade to non-investment grade status was $13 million.
We maintain accounts with brokers or the clearing houses of certain exchanges to facilitate financial derivative transactions. Based on the value of the positions in these accounts and the associated margin requirements, we may be required to deposit cash into these accounts. At December 31, 2021, net cash collateral held on deposit in broker margin accounts was $296 million.